Revenues - Disaggregated Revenue (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 25,781	$ 18,327	$ 25,461	$ 18,353
Research and development
Disaggregation of Revenue [Line Items]
Revenues	8,118	12,053	13,897	8,910
Joint development agreements
Disaggregation of Revenue [Line Items]
Revenues	4,018	10,660	11,700	6,928
Other contract research
Disaggregation of Revenue [Line Items]
Revenues	4,100	1,393	2,197	1,982
Carbon capture and transformation
Disaggregation of Revenue [Line Items]
Revenues	17,663	6,274	11,564	9,443
Licensing
Disaggregation of Revenue [Line Items]
Revenues	1,620	1,518	2,025	1,018
CarbonSmart
Disaggregation of Revenue [Line Items]
Revenues	3,413	0
Engineering and other services
Disaggregation of Revenue [Line Items]
Revenues	$ 12,630	$ 4,756	$ 9,539	$ 8,425